Consolidated Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly financial data
Net Sales	$ 261,921	$ 211,746	$ 200,134	$ 216,828	$ 179,864	$ 205,853	$ 204,802	$ 215,404	$ 185,740	$ 723,771	$ 596,826	$ 808,572	$ 811,799	$ 821,983
Gross Profit	104,604	93,509	85,295	95,289	77,502	87,289	88,657	95,033	78,081	288,894	258,086	351,595	349,060	352,427
Net Earnings	$ 3,559	$ 15,370	$ 11,477	$ 15,328	$ 4,439	$ 13,196	$ (951)	$ 14,817	$ 5,026	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Basic Earnings per Share	$ 0.20	$ 0.88	$ 0.66	$ 0.88	$ 0.25	$ 0.74	$ (0.05)	$ 0.81	$ 0.27	$ (0.17)	$ 1.78	$ 2.66	$ 1.78	$ 2.78
Diluted Earnings per Share	0.20	0.85	0.64	0.85	0.25	0.73	(0.05)	0.79	0.27	(0.17)	1.74	2.59	1.74	2.70
Cash Dividends Declared per Common Share	$ 0.21	$ 0.21	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.63	$ 0.60	$ 0.81	$ 0.80	$ 0.78